INVESTMENTS IN SUBSIDIARIES - Summary of Balance Sheet Items Before Intercompany Eliminations (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries
Current assets	$ 4,421	$ 2,902
Non-current assets	102,942	108,354
Current liabilities	17,824	12,326
Non-current liabilities	48,208	54,242
Equity attributable to Non-controlling interests	29,111	31,237
Equity attributable to owners of entity	25,137	28,530
BPO
Disclosure of subsidiaries
Current assets	171	127
Non-current assets	23,542	23,830
Current liabilities	678	131
Non-current liabilities	5,270	6,744
Equity attributable to owners of entity	15,079	14,798
Subsidiaries with material non-controlling interests
Disclosure of subsidiaries
Current assets	3,936	2,799
Non-current assets	97,368	99,969
Current liabilities	15,241	10,116
Non-current liabilities	43,782	48,584
Equity attributable to Non-controlling interests	11,662	12,062
Equity attributable to owners of entity	30,619	32,006
Subsidiaries with material non-controlling interests | BPO
Disclosure of subsidiaries
Current assets	1,886	1,705
Non-current assets	43,269	43,102
Current liabilities	6,877	7,133
Non-current liabilities	17,248	17,033
Equity attributable to Non-controlling interests	4,929	4,979
Equity attributable to owners of entity	16,101	15,662
Subsidiaries with material non-controlling interests | BPR Retail Holdings LLC
Disclosure of subsidiaries
Current assets	1,044	402
Non-current assets	30,424	32,526
Current liabilities	4,738	1,523
Non-current liabilities	12,752	15,509
Equity attributable to Non-controlling interests	1,537	1,787
Equity attributable to owners of entity	12,441	14,109
Subsidiaries with material non-controlling interests | BSREP II MH Holdings LLC
Disclosure of subsidiaries
Current assets	72	45
Non-current assets	2,797	2,522
Current liabilities	50	47
Non-current liabilities	1,502	1,497
Equity attributable to Non-controlling interests	998	773
Equity attributable to owners of entity	319	250
Subsidiaries with material non-controlling interests | BSREP II PBSA Ltd.
Disclosure of subsidiaries
Current assets	60	68
Non-current assets	3,001	2,633
Current liabilities	1,326	73
Non-current liabilities	446	1,566
Equity attributable to Non-controlling interests	961	791
Equity attributable to owners of entity	328	271
Subsidiaries with material non-controlling interests | BSREP CARS Sub-Pooling LLC
Disclosure of subsidiaries
Current assets	245	65
Non-current assets	3,774	4,512
Current liabilities	454	76
Non-current liabilities	2,363	3,189
Equity attributable to Non-controlling interests	889	973
Equity attributable to owners of entity	313	339
Subsidiaries with material non-controlling interests | BSREP II Korea Office Holdings Pte. Ltd.
Disclosure of subsidiaries
Current assets	100	96
Non-current assets	3,518	3,089
Current liabilities	56	64
Non-current liabilities	2,755	2,497
Equity attributable to Non-controlling interests	627	484
Equity attributable to owners of entity	180	140
Subsidiaries with material non-controlling interests | Center Parcs UK
Disclosure of subsidiaries
Current assets	123	70
Non-current assets	4,577	4,445
Current liabilities	450	242
Non-current liabilities	3,493	3,343
Equity attributable to Non-controlling interests	550	675
Equity attributable to owners of entity	207	255
Subsidiaries with material non-controlling interests | BSREP II Aries Pooling LLC
Disclosure of subsidiaries
Current assets	162	158
Non-current assets	1,397	1,880
Current liabilities	405	487
Non-current liabilities	585	808
Equity attributable to Non-controlling interests	425	554
Equity attributable to owners of entity	144	189
Subsidiaries with material non-controlling interests | BSREP II Retail Upper Pooling LLC
Disclosure of subsidiaries
Current assets	216	109
Non-current assets	2,331	2,659
Current liabilities	684	315
Non-current liabilities	1,011	1,360
Equity attributable to Non-controlling interests	423	541
Equity attributable to owners of entity	429	552
Subsidiaries with material non-controlling interests | BSREP India Office Holdings Pte. Ltd.
Disclosure of subsidiaries
Current assets	28	35
Non-current assets	2,280	2,252
Current liabilities	201	150
Non-current liabilities	1,627	1,539
Equity attributable to Non-controlling interests	323	403
Equity attributable to owners of entity	$ 157	195
Subsidiaries with material non-controlling interests | BSREP UA Holdings LLC
Disclosure of subsidiaries
Current assets		46
Non-current assets		349
Current liabilities		6
Non-current liabilities		243
Equity attributable to Non-controlling interests		102
Equity attributable to owners of entity		$ 44